Restructuring Activities - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 03, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016
Restructuring Cost And Reserve [Line Items]
Reduction in headcount, percent	22.00%
Restructuring activity, announcement date				Oct. 03, 2016
Restructuring expenses		$ 4,901	$ 809	$ 5,710
Restructuring activities, description				One-time employee termination benefits were comprised of severance, benefits and related costs, all of which resulted in cash expenditures during the third and fourth quarters of 2016.
Stock-based Compensation Expense, Contractual Termination Benefits and One-time Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses				$ 5,700